Shareholder Report, Holdings (Details)	May 31, 2024
Asset Allocation Fund | US Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Asset Allocation Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Asset Allocation Fund | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Asset Allocation Fund | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Asset Allocation Fund | Bankings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Asset Allocation Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Asset Allocation Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Asset Allocation Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Asset Allocation Fund | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Asset Allocation Fund | Collateralized Mortgage Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Asset Allocation Fund | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Asset Allocation Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Asset Allocation Fund | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Asset Allocation Fund | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Asset Allocation Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Asset Allocation Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Asset Allocation Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
Asset Allocation Fund | US Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Asset Allocation Fund | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Asset Allocation Fund | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Asset Allocation Fund | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Asset Allocation Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Asset Allocation Fund | Short Term Debts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Aggressive Growth Lifestyle Fund | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
Aggressive Growth Lifestyle Fund | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Aggressive Growth Lifestyle Fund | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Aggressive Growth Lifestyle Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Aggressive Growth Lifestyle Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Dividend Value Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Dividend Value Fund | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Dividend Value Fund | Bankings [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Dividend Value Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Dividend Value Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Dividend Value Fund | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dividend Value Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Dividend Value Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dividend Value Fund | Oils and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Dividend Value Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Dividend Value Fund | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dividend Value Fund | Short Term Investment One [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dividend Value Fund | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Dividend Value Fund | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Dividend Value Fund | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Dividend Value Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dividend Value Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Dividend Value Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Dynamic Allocation Fund | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
Dynamic Allocation Fund | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Dynamic Allocation Fund | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Dynamic Allocation Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dynamic Allocation Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Dynamic Allocation Fund | US Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Dynamic Allocation Fund | Purchased Options Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Dynamic Allocation Fund | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Emerging Economies Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Emerging Economies Fund | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Emerging Economies Fund | Bankings [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Emerging Economies Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Emerging Economies Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Emerging Economies Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Emerging Economies Fund | Oils and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Emerging Economies Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Emerging Economies Fund | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Emerging Economies Fund | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Emerging Economies Fund | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Emerging Economies Fund | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Emerging Economies Fund | Auto Parts Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Emerging Economies Fund | Engineering Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Emerging Economies Fund | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Emerging Economies Fund | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Emerging Economies Fund | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Emerging Economies Fund | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Emerging Economies Fund | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Emerging Economies Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Emerging Economies Fund | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Emerging Economies Fund | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Emerging Economies Fund | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Emerging Economies Fund | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Emerging Economies Fund | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Emerging Economies Fund | Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Emerging Economies Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Emerging Economies Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Emerging Economies Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Global Real Estate Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Global Real Estate Fund | Short Term Investment One [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Global Real Estate Fund | Engineering Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Global Real Estate Fund | Diversified REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Global Real Estate Fund | WarehouseIndustrial REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Global Real Estate Fund | Apartment REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Global Real Estate Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Global Real Estate Fund | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Global Real Estate Fund | Storage REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Global Real Estate Fund | Health Care REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Global Real Estate Fund | Office Property REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Global Real Estate Fund | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Global Real Estate Fund | Regional Mails REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Global Real Estate Fund | Hotel REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Global Real Estate Fund | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Global Real Estate Fund | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Global Real Estate Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.00%
Global Real Estate Fund | Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Global Real Estate Fund | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Global Real Estate Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Global Real Estate Fund | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Global Real Estate Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Global Real Estate Fund | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Global Real Estate Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Global Real Estate Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Global Real Estate Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
International Socially Responsible Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
International Socially Responsible Fund | Bankings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
International Socially Responsible Fund | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Socially Responsible Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
International Socially Responsible Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Socially Responsible Fund | Oils and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Socially Responsible Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
International Socially Responsible Fund | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
International Socially Responsible Fund | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
International Socially Responsible Fund | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Socially Responsible Fund | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
International Socially Responsible Fund | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
International Socially Responsible Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Socially Responsible Fund | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Socially Responsible Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Socially Responsible Fund | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
International Socially Responsible Fund | Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Socially Responsible Fund | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.70%
International Socially Responsible Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.70%
International Socially Responsible Fund | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
International Socially Responsible Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.20%
International Socially Responsible Fund | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.60%
International Socially Responsible Fund | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.70%
International Socially Responsible Fund | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.60%
International Socially Responsible Fund | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
International Socially Responsible Fund | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Socially Responsible Fund | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Socially Responsible Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
International Socially Responsible Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
International Socially Responsible Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
International Socially Responsible Fund | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
International Socially Responsible Fund | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Global Strategy Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Global Strategy Fund | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Global Strategy Fund | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Global Strategy Fund | Bankings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Global Strategy Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Global Strategy Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Global Strategy Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Global Strategy Fund | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Global Strategy Fund | Collateralized Mortgage Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Global Strategy Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Global Strategy Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Global Strategy Fund | Oils and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Global Strategy Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Global Strategy Fund | Short Term Investment One [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Global Strategy Fund | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Global Strategy Fund | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Global Strategy Fund | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Global Strategy Fund | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Global Strategy Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Global Strategy Fund | Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Global Strategy Fund | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Global Strategy Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Global Strategy Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Global Strategy Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Global Strategy Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Global Strategy Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.30%
Global Strategy Fund | US Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Global Strategy Fund | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Global Strategy Fund | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Global Strategy Fund | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Global Strategy Fund | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Global Strategy Fund | Foreign Government Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Government Securities Fund | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.90%	[1]
Government Securities Fund | Moodys A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Government Securities Fund | Moody's, Baa1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
Government Securities Fund | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
Government Securities Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Government Securities Fund | US Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.00%
Government Securities Fund | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Government Securities Fund | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Government Securities Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Government Securities Fund | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Government Securities Fund | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
International Value Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
International Value Fund | Bankings [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
International Value Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
International Value Fund | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
International Value Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
International Value Fund | Oils and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
International Value Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
International Value Fund | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Value Fund | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
International Value Fund | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
International Value Fund | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Value Fund | Distribution or Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Value Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Value Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
International Value Fund | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
International Value Fund | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
International Value Fund | Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
International Value Fund | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.10%
International Value Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.10%
International Value Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
International Value Fund | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Value Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	17.30%
International Value Fund | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.50%
International Value Fund | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.40%
International Value Fund | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.80%
International Value Fund | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Value Fund | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Value Fund | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
International Value Fund | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
International Value Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
International Value Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
International Value Fund | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
International Value Fund | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
International Value Fund | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Growth Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Growth Fund | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Growth Fund | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Growth Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Growth Fund | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Growth Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Growth Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Growth Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Growth Fund | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Growth Fund | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Growth Fund | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Growth Fund | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Growth Fund | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Growth Fund | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Growth Fund | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Growth Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Growth Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Growth Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Growth Fund | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Growth Fund | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Large Capital Growth Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Large Capital Growth Fund | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Large Capital Growth Fund | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Large Capital Growth Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Large Capital Growth Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Large Capital Growth Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Capital Growth Fund | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Large Capital Growth Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Large Capital Growth Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Large Capital Growth Fund | Electrical Components and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Large Capital Growth Fund | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Large Capital Growth Fund | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Capital Growth Fund | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Large Capital Growth Fund | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Large Capital Growth Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Large Capital Growth Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Large Capital Growth Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Large Capital Growth Fund | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
U.S. Socially Responsible Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
U.S. Socially Responsible Fund | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
U.S. Socially Responsible Fund | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
U.S. Socially Responsible Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
U.S. Socially Responsible Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
U.S. Socially Responsible Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
U.S. Socially Responsible Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
U.S. Socially Responsible Fund | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
U.S. Socially Responsible Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
U.S. Socially Responsible Fund | Oils and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
U.S. Socially Responsible Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
U.S. Socially Responsible Fund | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
U.S. Socially Responsible Fund | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
U.S. Socially Responsible Fund | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
U.S. Socially Responsible Fund | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
U.S. Socially Responsible Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
U.S. Socially Responsible Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
U.S. Socially Responsible Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
U.S. Socially Responsible Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Systematic Value Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Systematic Value Fund | Bankings [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Systematic Value Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Systematic Value Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Systematic Value Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Systematic Value Fund | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Systematic Value Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Systematic Value Fund | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Systematic Value Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Systematic Value Fund | Oils and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Systematic Value Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Systematic Value Fund | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Systematic Value Fund | Electrical Components and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Systematic Value Fund | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Systematic Value Fund | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Systematic Value Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Systematic Value Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Systematic Value Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Systematic Growth Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Systematic Growth Fund | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Systematic Growth Fund | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Systematic Growth Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Systematic Growth Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Systematic Growth Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Systematic Growth Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Systematic Growth Fund | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Systematic Growth Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Systematic Growth Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Systematic Growth Fund | Engineering Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Systematic Growth Fund | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Systematic Growth Fund | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Systematic Growth Fund | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Systematic Growth Fund | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Systematic Growth Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Systematic Growth Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Systematic Growth Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Systematic Growth Fund | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Mid Cap Index Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mid Cap Index Fund | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mid Cap Index Fund | Bankings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Mid Cap Index Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mid Cap Index Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Mid Cap Index Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Mid Cap Index Fund | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mid Cap Index Fund | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Cap Index Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mid Cap Index Fund | Oils and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Mid Cap Index Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Mid Cap Index Fund | Engineering Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Mid Cap Index Fund | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Cap Index Fund | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Index Fund | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Mid Cap Index Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Mid Cap Index Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Mid Cap Index Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Mid Cap Index Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Systematic Core Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Systematic Core Fund | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Systematic Core Fund | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Systematic Core Fund | Bankings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Systematic Core Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Systematic Core Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Systematic Core Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Systematic Core Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Systematic Core Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Systematic Core Fund | Oils and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Systematic Core Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Systematic Core Fund | Unaffiliated Investments Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Systematic Core Fund | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Systematic Core Fund | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Systematic Core Fund | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Systematic Core Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Systematic Core Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Systematic Core Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Systematic Core Fund | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Stock Index Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Stock Index Fund | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Stock Index Fund | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Stock Index Fund | Bankings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Stock Index Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Stock Index Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Stock Index Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Stock Index Fund | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Stock Index Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Stock Index Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Stock Index Fund | Oils and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Stock Index Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Stock Index Fund | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Stock Index Fund | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Stock Index Fund | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Stock Index Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Stock Index Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Small Cap Value Fund | Bankings [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Small Cap Value Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Small Cap Value Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Small Cap Value Fund | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Small Cap Value Fund | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Small Cap Value Fund | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Small Cap Value Fund | Oils and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Small Cap Value Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Small Cap Value Fund | Engineering Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Small Cap Value Fund | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Small Cap Value Fund | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Small Cap Value Fund | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Small Cap Value Fund | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Small Cap Value Fund | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Value Fund | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Small Cap Value Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Small Cap Value Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Small Cap Value Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Small Cap Value Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Mid Cap Strategic Growth Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Mid Cap Strategic Growth Fund | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Mid Cap Strategic Growth Fund | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Mid Cap Strategic Growth Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Cap Strategic Growth Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Mid Cap Strategic Growth Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Mid Cap Strategic Growth Fund | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mid Cap Strategic Growth Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Mid Cap Strategic Growth Fund | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Mid Cap Strategic Growth Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Mid Cap Strategic Growth Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Mid Cap Strategic Growth Fund | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Mid Cap Strategic Growth Fund | Electrical Components and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Mid Cap Strategic Growth Fund | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Mid Cap Strategic Growth Fund | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Mid Cap Strategic Growth Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Mid Cap Strategic Growth Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Mid Cap Strategic Growth Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Mid Cap Value Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Mid Cap Value Fund | Bankings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Mid Cap Value Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Mid Cap Value Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Mid Cap Value Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Mid Cap Value Fund | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Cap Value Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Mid Cap Value Fund | Oils and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Mid Cap Value Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Mid Cap Value Fund | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Mid Cap Value Fund | Auto Parts Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Mid Cap Value Fund | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Mid Cap Value Fund | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Mid Cap Value Fund | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Mid Cap Value Fund | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Mid Cap Value Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Mid Cap Value Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Mid Cap Value Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Mid Cap Value Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Moderate Growth Lifestyle Fund | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Moderate Growth Lifestyle Fund | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Moderate Growth Lifestyle Fund | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Moderate Growth Lifestyle Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Moderate Growth Lifestyle Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Capital Appreciation Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Capital Appreciation Fund | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Capital Appreciation Fund | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Capital Appreciation Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Capital Appreciation Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Capital Appreciation Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Capital Appreciation Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Capital Appreciation Fund | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Capital Appreciation Fund | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Capital Appreciation Fund | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Capital Appreciation Fund | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Capital Appreciation Fund | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Capital Appreciation Fund | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Capital Appreciation Fund | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Capital Appreciation Fund | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Capital Appreciation Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Capital Appreciation Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Capital Appreciation Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Conservative Growth Lifestyle Fund | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Conservative Growth Lifestyle Fund | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Conservative Growth Lifestyle Fund | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
Conservative Growth Lifestyle Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Conservative Growth Lifestyle Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Nasdaq-100 Index Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Nasdaq-100 Index Fund | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Nasdaq-100 Index Fund | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Nasdaq-100 Index Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Nasdaq-100 Index Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Nasdaq-100 Index Fund | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Nasdaq-100 Index Fund | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Nasdaq-100 Index Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Nasdaq-100 Index Fund | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Nasdaq-100 Index Fund | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Nasdaq-100 Index Fund | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Nasdaq-100 Index Fund | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Nasdaq-100 Index Fund | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Nasdaq-100 Index Fund | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Nasdaq-100 Index Fund | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Nasdaq-100 Index Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Nasdaq-100 Index Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Nasdaq-100 Index Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Nasdaq-100 Index Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Core Bond Fund | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.70%	[1]
Core Bond Fund | Moodys AAMinusRating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Core Bond Fund | Moodys A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
Core Bond Fund | Moody's, Baa1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[1]
Core Bond Fund | Moody's, Ba1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
Core Bond Fund | Moodys BPlus Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
Core Bond Fund | Moody's, Caa1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Core Bond Fund | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Core Bond Fund | US Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
Core Bond Fund | Bankings [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Core Bond Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Core Bond Fund | Collateralized Mortgage Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Fund | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund | Oils and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Core Bond Fund | Short Term Investment One [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Fund | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Core Bond Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Core Bond Fund | US Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
Core Bond Fund | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Core Bond Fund | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Fund | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Core Bond Fund | Foreign Government Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
High Yield Bond Fund | Moody's, Baa1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
High Yield Bond Fund | Moody's, Ba1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%	[1]
High Yield Bond Fund | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
High Yield Bond Fund | Moody's, B1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%	[1]
High Yield Bond Fund | Moody's, Caa2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[1]
High Yield Bond Fund | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
High Yield Bond Fund | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
High Yield Bond Fund | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
High Yield Bond Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
High Yield Bond Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
High Yield Bond Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
High Yield Bond Fund | Oils and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
High Yield Bond Fund | Short Term Investment One [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
High Yield Bond Fund | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
High Yield Bond Fund | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
High Yield Bond Fund | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
High Yield Bond Fund | Packaging Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
High Yield Bond Fund | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
High Yield Bond Fund | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
High Yield Bond Fund | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
High Yield Bond Fund | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
High Yield Bond Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
High Yield Bond Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
High Yield Bond Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
High Yield Bond Fund | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
High Yield Bond Fund | Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
High Yield Bond Fund | Convertible Bond Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Science And Technology Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Science And Technology Fund | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Science And Technology Fund | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Science And Technology Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Science And Technology Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Science And Technology Fund | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Science And Technology Fund | Short Term Investment One [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Science And Technology Fund | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Science And Technology Fund | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Science And Technology Fund | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Science And Technology Fund | Machinery Construction Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Science And Technology Fund | Medical Labs Testing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Science And Technology Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Science And Technology Fund | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Science And Technology Fund | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Science And Technology Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Science And Technology Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Science And Technology Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Science And Technology Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Science And Technology Fund | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Small Cap Growth Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Small Cap Growth Fund | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Small Cap Growth Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Small Cap Growth Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Small Cap Growth Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Small Cap Growth Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Small Cap Growth Fund | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Small Cap Growth Fund | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Small Cap Growth Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Small Cap Growth Fund | Oils and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Small Cap Growth Fund | Distribution or Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Small Cap Growth Fund | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Small Cap Growth Fund | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Small Cap Growth Fund | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Small Cap Growth Fund | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Small Cap Growth Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Small Cap Growth Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Small Cap Growth Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Small Cap Growth Fund | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Inflation Protected Fund | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.80%	[1]
Inflation Protected Fund | Moodys AAMinusRating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[1]
Inflation Protected Fund | Moodys A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
Inflation Protected Fund | Moody's, Baa1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
Inflation Protected Fund | Moody's, Ba1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
Inflation Protected Fund | Moodys BPlus Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
Inflation Protected Fund | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[1]
Inflation Protected Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
Inflation Protected Fund | US Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Inflation Protected Fund | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Inflation Protected Fund | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Inflation Protected Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Inflation Protected Fund | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Inflation Protected Fund | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Inflation Protected Fund | Foreign Government Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
International Equities Index Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
International Equities Index Fund | Bankings [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
International Equities Index Fund | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Equities Index Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
International Equities Index Fund | Oils and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
International Equities Index Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Equities Index Fund | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Equities Index Fund | Short Term Investment One [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Equities Index Fund | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Equities Index Fund | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
International Equities Index Fund | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equities Index Fund | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
International Equities Index Fund | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Equities Index Fund | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
International Equities Index Fund | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
International Equities Index Fund | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
International Equities Index Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.20%
International Equities Index Fund | Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
International Equities Index Fund | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%
International Equities Index Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.30%
International Equities Index Fund | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
International Equities Index Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.40%
International Equities Index Fund | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.20%
International Equities Index Fund | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.00%
International Equities Index Fund | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
International Equities Index Fund | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
International Equities Index Fund | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Equities Index Fund | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
International Equities Index Fund | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Equities Index Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Equities Index Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
International Equities Index Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
International Equities Index Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
International Equities Index Fund | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
International Government Bond Fund | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%	[1]
International Government Bond Fund | Moodys A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[1]
International Government Bond Fund | Moody's, Baa1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[1]
International Government Bond Fund | Moody's, Ba1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
International Government Bond Fund | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[1]
International Government Bond Fund | Moody's, B1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
International Government Bond Fund | Moody's, Caa2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
International Government Bond Fund | Moodys AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[1]
International Government Bond Fund | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.50%
International Government Bond Fund | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
International Government Bond Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	28.90%
International Government Bond Fund | Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
International Government Bond Fund | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
International Government Bond Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
International Government Bond Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
International Government Bond Fund | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
International Government Bond Fund | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Government Bond Fund | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Government Bond Fund | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
International Government Bond Fund | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Government Bond Fund | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
International Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Growth Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
International Growth Fund | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
International Growth Fund | Bankings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
International Growth Fund | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
International Growth Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Growth Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
International Growth Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
International Growth Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Growth Fund | Short Term Investment One [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
International Growth Fund | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
International Growth Fund | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Growth Fund | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
International Growth Fund | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Growth Fund | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
International Growth Fund | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
International Growth Fund | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
International Growth Fund | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Growth Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.80%
International Growth Fund | Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
International Growth Fund | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Growth Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.60%
International Growth Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.10%
International Growth Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.60%
International Growth Fund | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
International Growth Fund | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.20%
International Growth Fund | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	8.80%
International Growth Fund | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Growth Fund | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
International Growth Fund | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	4.40%
International Growth Fund | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Growth Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
International Growth Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
International Growth Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
International Opportunities Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Opportunities Fund | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
International Opportunities Fund | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
International Opportunities Fund | Bankings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
International Opportunities Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
International Opportunities Fund | Health Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
International Opportunities Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Opportunities Fund | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
International Opportunities Fund | Short Term Investment One [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
International Opportunities Fund | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Opportunities Fund | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
International Opportunities Fund | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
International Opportunities Fund | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Opportunities Fund | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
International Opportunities Fund | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Opportunities Fund | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
International Opportunities Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.20%
International Opportunities Fund | Other Asset Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
International Opportunities Fund | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
International Opportunities Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.70%
International Opportunities Fund | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
International Opportunities Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
International Opportunities Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
International Opportunities Fund | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.90%
International Opportunities Fund | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.10%
International Opportunities Fund | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.70%
International Opportunities Fund | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
International Opportunities Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
International Opportunities Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
International Opportunities Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
International Opportunities Fund | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
International Opportunities Fund | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
Small Cap Index Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Index Fund | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Small Cap Index Fund | Bankings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Small Cap Index Fund | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Small Cap Index Fund | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Index Fund | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Small Cap Index Fund | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Small Cap Index Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Small Cap Index Fund | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Small Cap Index Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Small Cap Index Fund | Oils and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Small Cap Index Fund | Short Term Investment One [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Small Cap Index Fund | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Small Cap Index Fund | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Small Cap Index Fund | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Small Cap Index Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Small Cap Index Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Small Cap Index Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
Small Cap Index Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Small Cap Special Values Fund | Bankings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Small Cap Special Values Fund | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Small Cap Special Values Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Small Cap Special Values Fund | Oils and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Small Cap Special Values Fund | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Small Cap Special Values Fund | Short Term Investment One [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Small Cap Special Values Fund | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Small Cap Special Values Fund | Household ProductsWares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Small Cap Special Values Fund | Metal FabricateHardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Small Cap Special Values Fund | HandMachine Tools [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Small Cap Special Values Fund | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Small Cap Special Values Fund | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Small Cap Special Values Fund | Packaging Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Small Cap Special Values Fund | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Small Cap Special Values Fund | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Small Cap Special Values Fund | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Small Cap Special Values Fund | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Small Cap Special Values Fund | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%

[1]	* Amounts presented exclude short-term securities. The ratings source is Moody's.